NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

21. NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follows:

	2021	2022
Non-controlling interests in net assets of subsidiaries:
Telkomsel	13,663	10,450
Mitratel	9,455	9,031
Others	423	370
Total	23,541	19,851

	2020	2021	2022
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	8,849	9,183	6,476
Mitratel	—	79	504
Others	(11)	(40)	4
Total	8,838	9,222	6,984

Material partly-owned subsidiaries

The non-controlling interest which are considered material to the company are the non-controlling interest in Telkomsel and Mitratel. On December 31, 2021 and 2022, the non-controlling interest in Telkomsel holds 35.00% and 35.00% and Mitratel holds 28.13% and 28.15%, respectively.

The summarized financial information of Telkomsel and Mitratel are provided below. This information is based on amounts before intercompany eliminations.

Summarized statements of financial position:

	Telkomsel		Mitratel
	2021	2022	2021	2022
Current assets	12,288	16,290	21,303	7,886
Non-current assets	87,825	83,795	36,396	48,163
Current liabilities	(31,316)	(31,921)	(6,480)	(10,206)
Non-current liabilities	(29,757)	(38,365)	(17,605)	(12,061)
Total equity	39,040	29,799	33,614	33,782
Attributable to:
Owners of the parent company	25,377	19,349	24,159	24,751
Non-controlling interests	13,663	10,450	9,455	9,031

Summarized statements of profit or loss and other comprehensive income:

	Telkomsel			Mitratel
	2020	2021	2022	2021	2022
Revenues	87,103	87,506	89,039	6,870	7,729
Operation expenses	(55,834)	(52,356)	(59,332)	(4,123)	(4,567)
Other expenses – net	451	(1,980)	(5,375)	(820)	(1,195)
Profit before income tax	31,720	33,170	24,332	1,927	1,967
Income tax expense – net	(6,436)	(6,931)	(5,805)	(494)	(175)
Profit for the year	25,284	26,239	18,527	1,433	1,792
Other comprehensive income (loss) – net	(1,054)	(75)	145	8	(1)
Total comprehensive income for the year	24,230	26,164	18,672	1,441	1,791

Attributable to non-controlling interests	8,849	9,183	6,476	79	504
Dividends paid to non-controlling interests	7,725	13,204	9,784	—	272

Summarized statements of cash flows:

	Telkomsel			Mitratel
	2020	2021	2022	2021	2022
Operating	39,758	40,789	42,970	5,363	6,020
Investing	(10,923)	(12,943)	(8,652)	(12,597)	(10,893)
Financing	(28,277)	(34,239)	(30,783)	25,851	(7,921)
Net increase (decrease) in cash and cash equivalents	558	(6,393)	3,535	18,617	(12,794)